Cover	Oct. 27, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 27, 2020, Eagle Bancorp Montana, Inc. (the “Company”) issued a press release announcing the Company’s 2020 third quarter financial results, which was included in the Company’s Current Report on Form 8-K, dated October 27, 2020, as Exhibit 99.1 (the “Original Report”). The Company is furnishing this Amendment No. 1 to furnish a corrective press release regarding COVID-19 Preparations as of September 30, 2020.
Document Period End Date	Oct. 27, 2020
Entity File Number	1-34682
Entity Registrant Name	Eagle Bancorp Montana, Inc.
Entity Central Index Key	0001478454
Entity Tax Identification Number	27-1449820
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Prospect Ave.
Entity Address, City or Town	Helena
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59601
City Area Code	(406)
Local Phone Number	442-3080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EBMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false